Document And Entity Information	Apr. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	INGLES MARKETS, INCORPORATED
Current Fiscal Year End Date	--09-26
Document, Type	8-K
Document, Period End Date	Apr. 29, 2026
Entity, Incorporation, State or Country Code	NC
Entity, File Number	0-14706
Entity, Tax Identification Number	56-0846267
Entity, Address, Address Line One	2913 U.S. Hwy. 70 West
Entity, Address, City or Town	Black Mountain
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28711
City Area Code	828
Local Phone Number	669-2941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	IMKTA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000050493